SCHEDULE OF RECONCILIATION SHARE BASED PAYMENTS (Details) - USD ($)											3 Months Ended								6 Months Ended	9 Months Ended				12 Months Ended
	Dec. 30, 2025	Dec. 01, 2025	Oct. 01, 2025	Sep. 19, 2025	Mar. 31, 2025	Mar. 04, 2025	Feb. 25, 2025	Dec. 27, 2024	Sep. 13, 2024	Jul. 03, 2024	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Previous years graded vesting																				1,337,858		860,673		675,250	473,109
New grants			90,313								508,469	2,150,380	602,487	158,235	4,262,633	4,950,545	253,108	70,925	4,592,428	775,060	3,913,694		6,518,044	364,099	370,365
Modification of broker’s warrants																									440,604
Previous years RSUs revaluation																				(2,611,348)		(62,339)		(231,386)	148,636
Settlement agreement																									198,801
Balance, March 31, 2025																				$ 5,336,681		$ 8,855,582		$ 7,679,205	$ 7,850,119
RSUs cancellation											(181,887)				(1,409,038)									(1,429,016)
RSU milestone conversion											230,491
Balance, December 31, 2025											$ 2,036,450				$ 8,855,582
Stock Optios [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Previous years graded vesting																				1,337,858		860,673		675,250	473,109
New grants											470,072	2,118,326	258,056	128,287	1,334,636	1,178,861	196,119	70,925	1,542,912		1,291,759		6,390,644
Modification of broker’s warrants
Previous years RSUs revaluation
Settlement agreement
Balance, March 31, 2025																								$ 2,221,909	$ 6,934,678
RSUs cancellation															(1,396,321)									(1,416,299)
RSU milestone conversion
Balance, December 31, 2025											$ 4,184,312				$ 2,173,968
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Previous years graded vesting		7,500		30,000
New grants					6,173	80,247	9,259	12,346	74,074	359,817	38,397	32,054	344,431	29,948	2,927,997	3,771,684	56,989		3,049,516		2,621,935		127,400
Modification of broker’s warrants
Previous years RSUs revaluation																				(2,611,348)		(62,339)		(231,386)	148,636
Settlement agreement
Balance, March 31, 2025	$ 181,887																							$ 5,457,296	$ 276,036
RSUs cancellation											(181,887)				(12,717)									(12,717)
RSU milestone conversion											230,491
Balance, December 31, 2025											$ (2,147,862)				$ 6,681,614
Modification Of Brokers Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Previous years graded vesting
New grants
Modification of broker’s warrants																									440,604
Previous years RSUs revaluation
Settlement agreement
Balance, March 31, 2025																									$ 440,604
RSUs cancellation
Settlement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Previous years graded vesting
New grants
Modification of broker’s warrants
Previous years RSUs revaluation
Settlement agreement																									198,801
Balance, March 31, 2025																									$ 198,801
RSUs cancellation